Basis of presentation	12 Months Ended
Dec. 31, 2022
Basis of Presentation [Abstract]
Basis of presentation	Basis of presentation
These consolidated financial statements are prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”) and were approved by our Board of Directors on February 14, 2023.

Our consolidated financial statements have been prepared under the historical cost basis, except for certain items as discussed in the applicable accounting policies. Figures have been rounded to millions of dollars to reflect the accuracy of the underlying balances and as a result certain tables may not add due to rounding impacts.
Accounting policies
Accounting policies that relate to the consolidated financial statements as a whole are incorporated in this note. Where an accounting policy is applicable to a specific note disclosure, the policy is described within the respective note.
Basis of consolidation
These consolidated financial statements include the accounts of West Fraser and its wholly-owned subsidiaries after the elimination of intercompany transactions and balances.

Our material subsidiaries are West Fraser Mills Ltd. and Norbord Inc. Our 50%-owned joint operations, Alberta Newsprint Company and Cariboo Pulp & Paper Company, are accounted for by recognizing our share of the assets, liabilities, revenues, and expenses related to these joint operations.
Use of estimates and judgments

The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual amounts could differ materially from these and other estimates, the impact of which would be recorded in future periods. Management is also required to exercise judgment in the process of applying accounting policies. Information about the significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•Note 2 – Determination of functional currency
•Note 3 – Fair value of PPE and intangible assets acquired in business combinations
•Note 5 – Valuation of inventories
•Note 6-8, 16 – Recoverability of PPE, timber licences, and other intangible assets
•Note 6 – Estimated useful lives of PPE
•Note 8 – Recoverability of goodwill
•Note 11 – Reforestation and decommissioning obligations
•Note 13 – Defined benefit pension plans
•Note 15 – Equity-based compensation
•Note 19 – Income taxes
•Note 26 – CVD and ADD duty dispute
Revenue recognition

Revenue is derived primarily from product sales and is recognized when a customer obtains control over the goods. The timing of transfer of control to customers varies depending on the individual terms of the sales contract and typically occurs when the product is loaded on a common carrier at our mill, loaded on an ocean carrier, or delivered to the customer. The amount of revenue recognized is net of our estimate for early payment discounts and volume rebates.

Revenue includes charges for freight and handling. The costs related to these revenues are recorded in freight and other distribution costs.

Reporting currency and foreign currency translation

The consolidated financial statements are presented in USD, which is determined to be the functional currency of our U.S. operations and the majority of our Canadian operations.

For these entities, all transactions not denominated in our U.S. functional currency are considered to be foreign currency transactions. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as Other. Foreign currency denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date.

Our European operations have British pound sterling and Euro functional currencies and our jointly-owned newsprint operation has a Canadian dollar functional currency. Assets and liabilities of these entities are translated at the rate of exchange prevailing at the reporting date, and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of shareholders’ equity in accumulated other comprehensive earnings.

Impairment of capital assets

We assess property, plant and equipment, timber licences, and other definite-lived intangible assets for indicators of impairment at each reporting date and whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

Impairment testing is applied to individual assets or cash generating units (“CGUs”), the smallest group of assets that generates cash inflows that are largely independent of the cash inflows of other assets or groups of assets. We have identified each of our mills as a CGU for impairment testing unless there is economic interdependence of CGUs, in which case they are grouped for impairment testing.

When a triggering event is identified, the recoverability of an asset or CGU is assessed by comparing the carrying amount of the asset or CGU to the estimated recoverable amount, which is the higher of its estimated fair value less costs of disposal and its value in use.

Fair value less costs of disposal is determined by ascertaining the price that would be received to sell an asset in an orderly transaction between market participants under current market conditions, less incremental costs directly attributable to the disposal. Value in use is determined using a discounted cash flow model by measuring the pre-tax cash flows expected to be generated from the asset over its estimated useful life discounted by a pre-tax discount rate.

Where an impairment loss for an asset or CGU subsequently reverses, the carrying amount of the asset or CGU is increased to the lesser of the revised estimate of its recoverable amount and the carrying amount that would have been recorded had no impairment loss been previously recognized.

Fair value measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. Fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurement are observable and the significance of the inputs.
The three levels of the fair value hierarchy are:

Level 1
Values based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2
Values based on inputs other than quoted prices that are observable for the asset or liability, directly or indirectly.

Level 3
Values based on valuation techniques that require inputs which are both unobservable and significant to the overall fair value measurement.

Accounting standards, amendments and interpretations issued but not yet applied

Amendments to IAS 1, Presentation of Financial Statements

In January 2020, the IASB issued Classification of Liabilities as Current or Non-current (Amendments to IAS 1). The amendments clarify that the classification of liabilities as current or non-current should be based on rights that exist at the end of the reporting period. The amendments also clarify the definition of a settlement and provide situations that would be considered as a settlement of a liability. In October 2022, the IASB issued Non-current Liabilities with Covenants (Amendments to IAS 1). These further amendments clarify how to address the effects on classification and disclosure of covenants that an entity is required to comply with on or before the reporting date and covenants that an entity must comply with only after the reporting date. The amendments are effective for reporting periods beginning on or after January 1, 2024. We have not yet determined the impact that these amendments will have on our consolidated financial statements.

There are no other standards or amendments or interpretations to existing standards issued but not yet effective which are expected to have a material impact on our consolidated financial statements.